Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Bridge Builder Trust
Entity Central Index Key	0001567101
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
BRIDGE BUILDER CORE BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE BOND FUND
Class Name	BRIDGE BUILDER CORE BOND FUND
Trading Symbol	BBTBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Core Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Bond Fund	$6	0.12%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 25,235,834,000
Holdings Count | Holding	5,148	[2]
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$25,235,834

Number of Portfolio Holdings*	5,148

Portfolio Turnover through the Reporting Period	67%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality
Allocation
(% of Investments)**
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
BRIDGE BUILDER CORE PLUS BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER CORE PLUS BOND FUND
Class Name	BRIDGE BUILDER CORE PLUS BOND FUND
Trading Symbol	BBCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Core Plus Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Core Plus Bond Fund	$7	0.14%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[1]
Net Assets	$ 45,000,327,000
Holdings Count | Holding	3,604	[2]
Investment Company, Portfolio Turnover	224.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$45,000,327

Number of Portfolio Holdings*	3,604

Portfolio Turnover through the Reporting Period	224%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality
Allocation
(% of Investments)**
*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
BRIDGE BUILDER MUNICIPAL BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL BOND FUND
Trading Symbol	BBMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Municipal Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal Bond Fund	$6	0.12%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%	[1]
Net Assets	$ 19,370,148,000
Holdings Count | Holding	5,552	[2]
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$19,370,148

Number of Portfolio Holdings*	5,552

Portfolio Turnover through the Reporting Period	12%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit
Quality
Allocation (% of Investments)**
State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Class Name	BRIDGE BUILDER MUNICIPAL HIGH-INCOME BOND FUND
Trading Symbol	BBMHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Municipal
High-Income
Bond Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Municipal High-Income Bond Fund	$8	0.15%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[1]
Net Assets	$ 5,740,096,000
Holdings Count | Holding	3,393	[2]
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$5,740,096

Number of Portfolio Holdings*	3,393

Portfolio Turnover through the Reporting Period	21%

Holdings [Text Block]
Graphical Representation of Holdings*
Security Type Allocation (% of Investments)
Credit Quality
Allocation
(% of Investments)**
State Allocation (% of Long-Term Investments)

*	Amounts presented do not include derivative positions.
†	Amount less than 0.05%.
**
The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.

Credit Quality Explanation [Text Block]	The Fund uses credit ratings provided by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Corporation (“S&P”) and Fitch Ratings (“Fitch”) and other nationally recognized securities rating organizations (“NRSROs”). If there are multiple ratings for a security, the highest rating is used. The graph displays credit ratings in the format used by S&P and the equivalent S&P credit rating is used for securities rated by Moody’s and Fitch. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). These rating agencies are independent NRSROs and are widely used. The credit ratings shown reflect the NRSRO’s opinion about the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Securities that are unrated are listed as such. Credit quality ratings are as of the date of this report and are subject to change.
BRIDGE BUILDER LARGE CAP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Class Name	BRIDGE BUILDER LARGE CAP GROWTH FUND
Trading Symbol	BBGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Growth Fund	$10	0.19%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[1]
Net Assets	$ 28,395,967,000
Holdings Count | Holding	419	[2]
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$28,395,967

Number of Portfolio Holdings*	419

Portfolio Turnover through the Reporting Period	13%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER LARGE CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Class Name	BRIDGE BUILDER LARGE CAP VALUE FUND
Trading Symbol	BBVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Large Cap Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Large Cap Value Fund	$12	0.22%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 26,006,578,000
Holdings Count | Holding	967	[2]
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$26,006,578

Number of Portfolio Holdings*	967

Portfolio Turnover through the Reporting Period	17%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED LARGE CAP FUND
Trading Symbol	BBTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Large Cap Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Large Cap Fund	$12	0.22%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 7,555,949,000
Holdings Count | Holding	383	[2]
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$7,555,949

Number of Portfolio Holdings*	383

Portfolio Turnover through the Reporting Period	14%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP GROWTH FUND
Trading Symbol	BBGSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Growth Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Growth Fund	$18	0.34%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[1]
Material Change Date	Jul. 01, 2025
Net Assets	$ 9,431,881,000
Holdings Count | Holding	1,519	[2]
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$9,431,881

Number of Portfolio Holdings*	1,519

Portfolio Turnover through the Reporting Period	42%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Federated MDTA LLC (“Federated MDT”) was added as a new sub-adviser to an allocated portion of the Fund, and Victory Capital Management Inc. (“Victory”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Federated MDT and the removal of Victory.

Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Federated MDTA LLC (“Federated MDT”) was added as a new sub-adviser to an allocated portion of the Fund, and Victory Capital Management Inc. (“Victory”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Federated MDT and the removal of Victory.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Class Name	BRIDGE BUILDER SMALL/MID CAP VALUE FUND
Trading Symbol	BBVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Small/Mid Cap Value Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Small/Mid Cap Value Fund	$19	0.37%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[1]
Net Assets	$ 8,761,575,000
Holdings Count | Holding	2,260	[2]
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$8,761,575

Number of Portfolio Holdings*	2,260

Portfolio Turnover through the Reporting Period	27%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Class Name	BRIDGE BUILDER TAX MANAGED SMALL/MID CAP FUND
Trading Symbol	BBTSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed Small/Mid Cap Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed Small/Mid Cap Fund	$20	0.39%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Material Change Date	Jul. 01, 2025
Net Assets	$ 2,866,978,000
Holdings Count | Holding	955	[2]
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$2,866,978

Number of Portfolio Holdings*	955

Portfolio Turnover through the Reporting Period	38%

Holdings [Text Block]	Graphical Representation of Holdings* Sector Allocation (% of Investments) Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Westfield Capital Management Company, L.P. (“Westfield”) was added as a new sub-adviser to an allocated portion of the Fund, and Goldman Sachs Asset Management, L.P. (“GSAM”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Westfield and the removal of GSAM.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of Westfield and the removal of GSAM.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Westfield Capital Management Company, L.P. (“Westfield”) was added as a new sub-adviser to an allocated portion of the Fund, and Goldman Sachs Asset Management, L.P. (“GSAM”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of Westfield and the removal of GSAM.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER INTERNATIONAL EQUITY FUND
Trading Symbol	BBIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder International Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the Reporting Period.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder International Equity Fund	$17	0.33%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Material Change Date	Jul. 01, 2025
Net Assets	$ 23,391,607,000
Holdings Count | Holding	875	[2]
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$23,391,607

Number of Portfolio Holdings*	875

Portfolio Turnover through the Reporting Period	25%

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.
As approved by the Trustees of the Bridge Builder Trust, Massachusetts Financial Services Company (“MFS”) was added as a new sub-adviser to an allocated portion of the Fund, and Baillie Gifford Overseas Limited (“Baillie Gifford”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of MFS and the removal of Baillie Gifford.

Material Fund Change Strategies [Text Block]	As a result, the Fund modified its principal investment strategies to reflect the addition of MFS and the removal of Baillie Gifford.
Material Fund Change Adviser [Text Block]	As approved by the Trustees of the Bridge Builder Trust, Massachusetts Financial Services Company (“MFS”) was added as a new sub-adviser to an allocated portion of the Fund, and Baillie Gifford Overseas Limited (“Baillie Gifford”) was terminated as a sub-adviser to an allocated portion of the Fund. As a result, the Fund modified its principal investment strategies to reflect the addition of MFS and the removal of Baillie Gifford.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current Prospectus dated October 27, 2025, as supplemented, and the Fund’s next prospectus which we expect to be available October 28, 2026, at
www.bridgebuildermutualfunds.com/literature
or by contacting us at 1-855-823-3611.

Updated Prospectus Phone Number	1-855-823-3611
Updated Prospectus Web Address	www.bridgebuildermutualfunds.com/literature
BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Shareholder Report [Line Items]
Fund Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Class Name	BRIDGE BUILDER TAX MANAGED INTERNATIONAL EQUITY FUND
Trading Symbol	BBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bridge Builder Tax Managed International Equity Fund (the “Fund”) for the period of July 1, 2025 to December 31, 2025 (the “Reporting Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bridgebuildermutualfunds.com/literature . You can also request this information by contacting us at 1-855-823-3611.
Additional Information Phone Number	1-855-823-3611
Additional Information Website	www.bridgebuildermutualfunds.com/literature
Expenses [Text Block]
What were the Fund costs for the Reporting Period?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the Reporting Period.

	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment*
Bridge Builder Tax Managed International Equity Fund	$20	0.39%

*	Annualized for periods less than one year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 2,571,984,000
Holdings Count | Holding	474	[2]
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics:

Total Net Assets (000s)	$2,571,984

Number of Portfolio Holdings*	474

Portfolio Turnover through the Reporting Period	6%

Holdings [Text Block]
Graphical Representation of Holdings*
Sector Allocation (% of Investments)
Country Allocation (% of Long-Term Investments)

Top Ten Equity Holdings (% of Total Net Assets)

*	Amounts presented do not include derivative positions.

Largest Holdings [Text Block]	Top Ten Equity Holdings (% of Total Net Assets)
*	Amounts presented do not include derivative positions.

[1]	Annualized for periods less than one year.
[2]	Amounts presented do not include derivative positions.